[LOGO]
                                  O'SHAUGHNESSY
                                   FUNDS INC.




                                    BUILDING
                                  NEWSTANDARDS
                                 FOR INVESTMENT
                                     SUCCESS




                           CORNERSTONE GROWTH(TM) FUND
                           CORNERSTONE VALUE(TM) FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


May 10, 2000

Dear Fellow Shareholder:

Enclosed is the semi-annual report for the O'Shaughnessy Cornerstone Growth and Cornerstone Value Funds. The report contains financial statements for the Funds during the six-month period ended March 31, 2000 and the Fund's portfolio on that date.

For the period of October 1, 1999 to March 31, 2000, our Cornerstone Growth and Value Funds had a return of 46.04% and -6.38%, respectively. Over the same period, the S&P 500 and Russell 2000 have had a return of 17.51% and 26.83% respectively. For the 12 months ending March 31, 2000 our Cornerstone Growth and Value Funds have had a return of 64.84% and -3.46%. Over the same period, the S&P 500 and Russell 2000 have had a return of 17.94% and 37.29% respectively.

The disparity between the performance of the small-cap Cornerstone Growth and the large-cap Cornerstone Value is stark. While small-cap names came back to life after the last two years of going nowhere, large-cap value stocks remain unwanted and unloved. But history suggests that this will not persist. Ultimately, the market snaps up stocks that are bargains and punishes those that move too far too fast. Twelve months ago, it was small-cap stocks that were unwanted and unloved, and many people were saying they would never come back. Cornerstone Growth's performance over the last year demonstrates to us how wrong the nay Sayers were. I strongly believe that in time the market will do the same with big-cap value stocks. If you are a Cornerstone Value investor, I advise patience. The market rewards those who stay strategically invested for the long-term and -- as current volatility suggests -- punishes those who focus on the short-term.

As you may know, O'Shaughnessy Capital Management, the investment advisor which manages your funds, has recently made a strategic business decision to exit the mutual fund business so that we can focus more closely on individual account portfolios, historically a larger and faster growing part of our business. Recent trends in the investment marketplace indicate to us that investors are moving toward more tax-friendly, customizable, personalized forms of investments that will allow them to use many of our strategies in one portfolio.

We therefore have agreed in principle to sell certain assets and license certain patented investment strategies and processes to Edward J. Hennessy, Inc. We believe that Hennessy is an excellent replacement manager. A new management agreement with Hennessy is being submitted to you for approval. Hennessy fully believes in the power of Strategy Indexing, and is committed to continuing the disciplined investment criteria used by the Funds. If you approve the New Management Agreement with Hennessy, we will license our patented investment strategies for the Funds to Hennessy, giving them the ability to select stocks exactly the way the Funds have done in the past. It has been my privilege to serve as your fund manager over the last three years. I hope that those of you who continue to favor funds will stay the course with Cornerstone Growth or Cornerstone Value. O'Shaughnessy Capital Management will continue to offer both strategies in separate account formats, as we believe deeply in the investment strategies that drive them. As always, I hope and trust that you will continue to let long-term, time-tested strategies serve as the core of your investment portfolio.

Sincerely,

/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

The Cornerstone Growth Fund's and Cornerstone Value Fund's average annual total returns from inception on November 1, 1996 through March 31, 2000 were 24.16% and 5.72%, respectively.

Performance figures of the Funds represent past performance and are not indicative of future performance. Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The S&P 500 Index is a broad market-weighted average of U.S.
blue-chip companies. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The indices are unmanaged and returns include reinvested dividends.

The Funds are distributed by First Fund Distributors, Inc., Phoenix, AZ.

2

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------
      1)  Concord Camera Corp. ............................        4.48%

      2)  4Front Technologies, Inc. .......................        2.87%

      3)  In Focus Systems, Inc. ..........................        2.86%

      4)  Amphenol Corp.-- CL A ...........................        2.85%

      5)  Hot Topic, Inc. .................................        2.79%

      6)  ACT Manufacturing, Inc. .........................        2.76%

      7)  Audiovox Corp.-- CL A ...........................        2.66%

      8)  Michaels Stores, Inc. ...........................        2.65%

      9)  Shaw Group, Inc. ................................        2.58%

     10)  Circuit City Stores-Circuit City Group ..........        2.50%


                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------
      1)  Telefonica de Argentina S.A. ....................        2.77%

      2)  Xerox Corp. .....................................        2.50%

      3)  First Union Corp. ...............................        2.46%

      4)  Nabisco Group Holdings Corp. ....................        2.46%

      5)  BANC ONE CORPORATION ............................        2.34%

      6)  USX-Marathon Group ..............................        2.30%

      7)  FleetBoston Financial Corp. .....................        2.29%

      8)  BankAmerica Corporation .........................        2.27%

      9)  British American Tobacco PLC ADR ................        2.26%

     10)  Conoco, Inc.-- CL B .............................        2.25%

                  O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares     COMMON STOCK: 100.3%                                        Value
--------------------------------------------------------------------------------
           ADVERTISING AGENCIES: 1.6%
 78,380    True North Communications, Inc. ....................    $  3,081,314
                                                                   ------------
           AMUSEMENT & RECREATION: 1.7%
224,990    Argosy Gaming Company* .............................       3,206,107
                                                                   ------------
           CHEMICALS -- PLASTIC: 2.0%
108,590    Spartech Corp. .....................................       3,732,781
                                                                   ------------
           CIRCUIT BOARDS: 1.7%
131,770    Park Electrochemical Corp. .........................       3,228,365
                                                                   ------------
           COMPUTER SERVICES: 6.6%
261,760    4Front Technologies, Inc.* .........................       5,431,520
 64,980    Safeguard Scientifics, Inc.* .......................       4,568,906
287,320    Indus International, Inc.* .........................       2,406,305
                                                                   ------------
                                                                     12,406,731
                                                                   ------------
           COMPUTERS: 2.0%
 44,520    CDW Computer Centers, Inc.* ........................       3,759,157
                                                                   ------------
           COMPUTERS -- PERIPHERAL EQUIPMENT: 2.9%
150,980    In Focus Systems, Inc.* ............................       5,406,971
                                                                   ------------
           DIRECT MARKETING: 1.8%
500,150    Sitel Corp.* .......................................       3,438,531
                                                                   ------------
           DISTRIBUTION / WHOLESALE: 1.6%
 86,350    Scansource, Inc.* ..................................       3,065,425
                                                                   ------------
           ELECTRONIC COMPONENTS AND SEMICONDUCTORS: 2.8%
 93,410    ACT Manufacturing, Inc.* ...........................       5,225,122
                                                                   ------------

4

                  O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)-- (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           ELECTRONICS: 7.9%
 52,630    Amphenol Corp.-- CL A* .............................    $  5,381,417
115,210    Audiovox Corp.-- CL A* .............................       5,026,036
200,750    Sensormatic Electronics Corp.* .....................       4,504,328
                                                                   ------------
                                                                     14,911,781
                                                                   ------------
           ENTERTAINMENT & LEISURE: 9.7%
321,985    Aztar Corp.* .......................................       3,058,857
132,480    Harrah's Entertainment, Inc.* ......................       2,459,160
265,490    Isle of Capri Casinos, Inc.* .......................       3,318,625
174,000    Mandalay Resort Group* .............................       2,936,250
156,040    Pinnacle Entertainment, Inc.* ......................       3,169,563
156,010    Station Casinos, Inc.* .............................       3,402,968
                                                                   ------------
                                                                     18,345,423
                                                                   ------------
           ENTERTAINMENT SOFTWARE: 1.9%
270,640    Take-Two Interactive Software, Inc.* ...............       3,585,980
                                                                   ------------
           FINANCE: 2.1%
 41,360    Lehman Brothers Holdings, Inc. .....................       4,011,920
                                                                   ------------
           FOOD: 1.5%
172,400    Hormel Foods Corp. .................................       2,833,825
                                                                   ------------
           HUMAN RESOURCES: 2.1%
162,840    Hall, Kinion & Associates, Inc.* ...................       3,918,338
                                                                   ------------
           INTERNET SOFTWARE: 0.0%
    278    Opus360 Corp.* .....................................               0
                                                                   ------------
           MACHINERY -- PRINT TRADE: 1.5%
104,410    Imation Corp.* .....................................       2,786,442
                                                                   ------------
           MEDICAL LABS: 2.4%
114,560    Quest Diagnostics, Inc.* ...........................       4,553,760
                                                                   ------------

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           METAL PROCESSORS: 1.6%
 96,610    Mueller Industries, Inc.* ..........................    $  2,934,529
                                                                   ------------
           METAL -- ALUMINUM: 1.6%
 42,150    Alcoa, Inc. ........................................       2,961,037
                                                                   ------------
           MISCELLANEOUS MANUFACTURING: 1.3%
191,820    Polymer Group, Inc. ................................       2,445,705
                                                                   ------------
           PHOTO EQUIPMENT & SUPPLIES: 4.5%
153,910    Concord Camera Corp.* ..............................       8,465,050
                                                                   ------------
           PRINTING: 1.7%
122,370    Workflow Management, Inc.* .........................       3,296,342
                                                                   ------------
           RETAIL: 28.6%
 95,930    BJ's Wholesale Club, Inc.* .........................       3,705,296
528,580    Charming Shoppes* ..................................       3,006,299
 77,690    Circuit City Stores-Circuit City Group .............       4,729,379
170,800    Coldwater Creek, Inc.* .............................       2,903,600
 76,770    Costco Companies, Inc.* ............................       4,035,223
150,640    Hot Topic, Inc.* ...................................       5,272,400
122,880    Michaels Stores, Inc.* .............................       5,007,360
101,510    PC Connection, Inc.* ...............................       2,867,658
 78,490    Talbots, Inc. ......................................       4,621,099
 47,660    Target Corp. .......................................       3,562,585
 98,720    Tweeter Home Entertainment Group, Inc.* ............       4,368,360
141,490    Ultimate Electronics, Inc.* ........................       3,095,094
142,400    Whitehall Jewellers, Inc.* .........................       3,346,400
72,440     Zale Corp.* ........................................       3,418,263
                                                                   ------------
                                                                     53,939,016
                                                                   ------------
           SHOES: 1.8%
66,160     Timberland Company, Class A* .......................       3,374,160
                                                                   ------------
           SOAP & CLEANING: 1.2%
131,200    Church & Dwight Co., Inc. ..........................       2,255,000
                                                                   ------------

6

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)-- (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           STEEL PIPE & TUBE: 2.6%
138,370    Shaw Group, Inc.* ..................................    $  4,877,543
                                                                   ------------
           TRANSPORTATION: 1.6%
291,870    Arkansas Best Corp.* ...............................       3,064,635
                                                                   ------------
           TOTAL COMMON STOCKS ................................     189,110,990
                                                                   ------------
           TOTAL PORTFOLIO OF INVESTMENTS
           (cost $166,417,106): 100.3% ........................     189,110,990
           Liabilities in excess of Other Assets: (0.3)% ......        (521,019)
                                                                   ------------
           NET ASSETS: 100.0% .................................    $188,589,971
                                                                   ============

           * Non-income producing security.

See accompanying Notes to Financial Statements.

                  O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares     COMMON STOCK: 100.9%                                        Value
--------------------------------------------------------------------------------
           AEROSPACE / DEFENSE: 3.5%
 22,700    Lockheed Martin Corp. ..............................    $    463,931
 18,700    Raytheon Company-- CL A ............................         331,925
                                                                   ------------
                                                                        795,856
                                                                   ------------
           AUTO MANUFACTURERS: 3.7%
  6,400    DaimlerChrysler AG .................................         418,800
  9,270    Ford Motor Company .................................         425,841
                                                                   ------------
                                                                        844,641
                                                                   ------------
           AUTO PARTS & EQUIPMENT: 2.1%
 16,560    Dana Corporation ...................................         466,785
                                                                   ------------
           BANKS: 27.7%
 15,520    BANC ONE CORPORATION ...............................         533,500
  9,860    BankAmerica Corporation ............................         517,034
 10,600    Comerica, Inc. .....................................         443,875
 15,080    First Union Corp. ..................................         561,730
 14,319    FleetBoston Financial Corp. ........................         522,643
 20,800    Huntington Bancshares, Inc. ........................         465,400
 22,490    KeyCorp ............................................         427,310
  6,500    National Australia Bank Ltd. .......................         420,469
 11,170    PNC Financial Services Group .......................         503,348
 19,800    Regions Financial Corp. ............................         451,688
 16,270    Summit Bancorp .....................................         427,088
 20,900    U.S. Bancorp .......................................         457,188
 19,200    Washington Mutual, Inc. ............................         508,800
                                                                   ------------
                                                                      6,240,073
                                                                   ------------
           BEVERAGES: 2.1%
15,500     Diageo PLC .........................................         466,937
                                                                   ------------
           COMMERCIAL SERVICES: 2.0%
40,400     ServiceMaster Company ..............................         454,500
                                                                   ------------
           DISTRIBUTION / WHOLESALE: 2.1%
20,030     Genuine Parts Company ..............................         478,216
                                                                   ------------

8

                   O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)-- (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           DIVERSIFIED MANUFACTURING OPERATIONS: 1.9%
 12,320    Cooper Industries, Inc. ............................    $    431,200
                                                                   ------------
           DIVERSIFIED OPERATIONS: 2.0%
 29,700    Desc S.A. de C.V. ADR ..............................         445,500
                                                                   ------------
           FINANCIAL SERVICES: 1.7%
 12,620    Union Planters Corporation .........................         388,854
                                                                   ------------
           FOOD: 10.2%
 21,900    ConAgra, Inc. ......................................         396,937
 13,910    General Mills, Inc. ................................         503,368
 12,500    H.J. Heinz Company .................................         435,938
 16,100    Kellogg Company ....................................         412,562
 46,750    Nabisco Group Holdings Corp. .......................         561,000
                                                                   ------------
                                                                      2,309,805
                                                                   ------------
           FOOD - RETAIL: 1.8%
 20,800    Winn-Dixie Stores, Inc. ............................         404,300
                                                                   ------------
           HOLDING COMPANIES -- DIVERSIFIED 2.0%
 33,800    Tomkins PLC ........................................         447,850
                                                                   ------------
           INSURANCE: 5.5%
 27,900    Conseco, Inc. ......................................         319,106
 12,400    Lincoln National Corp. .............................         415,400
 14,720    The St. Paul Companies, Inc. .......................         502,320
                                                                   ------------
                                                                      1,236,826
                                                                   ------------
           IRON / STEEL: 1.4%
 19,200    Corus Group PLC-- ADR ..............................         321,600
                                                                   ------------
           OFFICE AUTOMATION & EQUIPMENT: 2.5%
 21,900    Xerox Corp. ........................................         569,400
                                                                   ------------

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           OIL & GAS PRODUCERS: 10.9%
 20,000    Conoco, Inc.-- CL B ................................    $    512,500
  8,000    Kerr-McGee Corp. ...................................         462,000
 23,000    Occidental Petroleum Corporation ...................         477,250
  9,140    Texaco Inc. ........................................         490,133
 20,100    USX-Marathon Group .................................         523,856
                                                                   ------------
                                                                      2,465,739
                                                                   ------------
           RETAIL: 3.9%
 24,890    J. C. Penny Company ................................         370,239
 16,400    Sears, Roebuck & Co. ...............................         506,350
                                                                   ------------
                                                                        876,589
                                                                   ------------
           RUBBER -- TIRES: 1.8%
 17,700    The Goodyear Tire & Rubber Company .................         412,631
                                                                   ------------
           TELEPHONE: 2.8%
 16,100    Telefonica de Argentina S.A. .......................         631,925
                                                                   ------------
           TOBACCO: 4.3%
 48,500    British American Tobacco PLC ADR ...................         515,312
 21,640    Philip Morris Companies Inc. .......................         457,145
                                                                   ------------
                                                                        972,457
                                                                   ------------
           TRANSPORTATION: 5.0%
  7,700    British Airways PLC ADR ............................         413,875
 15,800    CSX Corporation ....................................         371,300
 24,200    Norfolk Southern Corp. .............................         347,875
                                                                   ------------
                                                                      1,133,050
                                                                   ------------

10

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


PORTFOLIO OF INVESTMENTS AT MARCH 31, 2000 (UNAUDITED)-- (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
           TOTAL COMMON STOCKS ................................    $ 22,794,734
                                                                   ------------
           TOTAL PORTFOLIO OF INVESTMENTS
           (Cost $26,167,587): 100.9% .........................      22,794,734
           Liabilities in excess of Other Assets: (0.9)% ......        (193,897)
                                                                   ------------
           NET ASSETS: 100.0% .................................    $ 22,600,837
                                                                   ============

See accompanying Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENTS OF ASSETS AND LIABILITIES AT MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------
                                                               Cornerstone      Cornerstone
                                                               Growth Fund      Value Fund
--------------------------------------------------------------------------------------------
ASSETS
  Portfolio of investments, at value (cost
    $166,417,106 and $26,167,587 respectively) ............   $ 189,110,990    $  22,794,734
  Receivables:
    Portfolio securities sold .............................              --          307,702
    Fund shares sold ......................................          74,734           20,464
    Dividends and interest ................................          23,181          112,556
  Deferred organization costs .............................           8,007            8,007
  Prepaid expenses and other assets .......................          11,406            7,600
                                                              -------------    -------------
       Total assets .......................................     189,228,318       23,251,063
                                                              -------------    -------------
LIABILITIES
  Payables:
    Portfolio securities purchased ........................              --          527,162
    Fund shares redeemed ..................................          38,637            4,000
    Funds advanced by custodian ...........................         441,948           63,210
    Advisory fees .........................................         112,312           11,887
    Administration fees ...................................          17,839            2,900
    Accrued expenses ......................................          27,611           41,067
                                                              -------------    -------------
       Total liabilities ..................................         638,347          650,226
                                                              -------------    -------------
NET ASSETS ................................................   $ 188,589,971    $  22,600,837
                                                              =============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($188,589,971/10,447,126 and $22,600,837/2,375,759 shares
  outstanding; respectively) ..............................   $       18.05    $        9.51
                                                              =============    =============
COMPONENTS OF NET ASSETS
  Paid-in capital .........................................   $ 134,716,004    $  28,583,588
  Accumulated net investment loss .........................        (630,347)         (68,256)
  Accumulated net realized gain (loss) on investments .....      31,810,430       (2,541,642)
  Net unrealized appreciation (depreciation) on investments      22,693,884       (3,372,853)
                                                              -------------    -------------
       Net assets .........................................   $ 188,589,971    $  22,600,837
                                                              =============    =============

See accompanying Notes to Financial Statements.

12

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 -- (UNAUDITED)

------------------------------------------------------------------------------------------
                                                              Cornerstone     Cornerstone
                                                              Growth Fund      Value Fund
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes withheld
      of $0 and $7,808, respectively) .....................   $    134,051    $    403,483
    Interest ..............................................         49,626             747
    Income from securities lending ........................         20,089           5,588
                                                              ------------    ------------
       Total income .......................................        203,766         409,818
                                                              ------------    ------------
  Expenses
    Advisory fees .........................................        549,661          77,360
    Transfer agent fees ...................................         81,108          22,811
    Administration fees ...................................         73,914          10,903
    Custody fees ..........................................         38,165          21,662
    Registration expense ..................................         26,417          13,011
    Fund accounting fees ..................................         16,392          12,822
    Audit fees ............................................         14,240           5,414
    Reports to shareholders ...............................         11,315           5,486
    Legal fees ............................................         10,108           2,404
    Insurance expense .....................................          4,842           1,239
    Director fees .........................................          4,788           3,898
    Miscellaneous expenses ................................            638             485
    Amortization of deferred organization costs ...........          2,525           2,525
                                                              ------------    ------------
       Total expenses .....................................        834,113         180,020
       Less: fees waived and expenses absorbed ............             --          (1,219)
                                                              ------------    ------------
       Net expenses .......................................        834,113         178,801
                                                              ------------    ------------
           NET INVESTMENT INCOME (LOSS) ...................       (630,347)        231,017
                                                              ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .................     42,527,960        (550,021)
  Net unrealized appreciation (depreciation) on investments     13,525,642        (964,924)
                                                              ------------    ------------
    Net realized and unrealized gain (loss) on investments      56,053,602      (1,514,945)
                                                              ------------    ------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS ..................................   $ 55,423,255    $ (1,283,928)
                                                              ============    ============

See accompanying Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------
                                                  Cornerstone Growth Fund                 Cornerstone Value Fund
------------------------------------------------------------------------------------------------------------------------
                                           Six Months Ended      Year Ended        Six Months Ended      Year Ended
                                            March 31, 2000*   September 30, 1999    March 31, 2000*   September 30, 1999
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ..........    $    (630,347)     $    (886,032)      $     231,017       $     716,483
  Net realized gain (loss) on investments       42,527,960         (1,597,353)           (550,021)          2,269,047
  Net unrealized appreciation
    (depreciation) on investments .......       13,525,642         25,593,050            (964,924)            553,549
                                             -------------      -------------       -------------       -------------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS .....................       55,423,255         23,109,665          (1,283,928)          3,539,079
                                             -------------      -------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............               --                 --            (864,770)           (511,737)
  From net realized gain ................               --                 --          (2,378,766)         (1,009,259)
       TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS ...................               --                 --          (3,243,536)         (1,520,996)
                                             -------------      -------------       -------------       -------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    capital share transactions(a) .......       12,394,491         17,283,911             823,251           2,360,574
                                             -------------      -------------       -------------       -------------
       TOTAL INCREASE (DECREASE) IN NET
         ASSETS .........................       67,817,746         40,393,576          (3,704,213)          4,378,657

NET ASSETS
  Beginning of year .....................      120,772,225         80,378,649          26,305,050          21,926,393
                                             -------------      -------------       -------------       -------------
  END OF YEAR (including accumulated net
    investment loss of $630,347, and
    $68,256 respectively) ...............    $ 188,589,971      $ 120,772,225       $  22,600,837       $  26,305,050
                                             =============      =============       =============       =============

* Unaudited

See accompanying Notes to Financial Statements.

14

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


STATEMENTS  OF  CHANGES IN NET  ASSETS --  (CONTINUED)
(a) A SUMMARY OF CAPITAL SHARE TRANSACTIONS IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------
                                                    CORNERSTONE GROWTH FUND         CORNERSTONE VALUE FUND
--------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended                Six Months Ended
                                                        March 31, 2000*                 March 31, 2000*
--------------------------------------------------------------------------------------------------------------
                                                     Shares          Value           Shares          Value
--------------------------------------------------------------------------------------------------------------
Shares issued in exchange for Aggressive
  Growth Fund .................................        734,784    $ 12,990,988
Shares issued in exchange for Dogs of the
  Market Fund .................................             --              --         690,330    $  6,406,260
Shares sold ...................................      1,759,599      27,208,965         392,699       3,957,083
Shares issued in reinvestment of
  distributions ...............................             --              --         304,557       3,100,393
Shares redeemed ...............................     (1,821,008)    (27,805,462)     (1,222,379)    (12,640,485)
                                                  ------------    ------------    ------------    ------------
Net increase ..................................        673,375    $ 12,394,491         165,207    $    823,251
                                                  ============    ============    ============    ============

                                                          Year Ended                      Year Ended
                                                       September 30, 1999              September 30, 1999
--------------------------------------------------------------------------------------------------------------
                                                     Shares          Value           Shares          Value
--------------------------------------------------------------------------------------------------------------
Shares sold ...................................      7,152,440    $ 82,058,831       1,924,794    $ 23,974,199
Shares issued in reinvestment of distributions              --              --         124,352       1,412,633
Shares redeemed ...............................     (5,777,646)    (64,774,920)     (1,861,996)    (23,026,258)
                                                  ------------    ------------    ------------    ------------
Net increase ..................................      1,374,794    $ 17,283,911         187,150    $  2,360,574
                                                  ============    ============    ============    ============

* Unaudited.

See accompanying Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             Cornerstone Growth Fund

                                                                         Year Ended September 30,   November 1, 1996*
                                                      Six Months Ended   ------------------------       through
                                                       March 31, 2000^      1999        1998       September 30, 1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................   $ 12.36         $  9.57     $ 15.30          $ 10.00
                                                           -------         -------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................................     (0.06)          (0.09)      (0.07)           (0.02)
  Net realized and unrealized gain (loss) on investments      5.75            2.88       (3.88)            5.32
                                                           -------         -------     -------          -------
Total from investment operations .......................      5.69            2.79       (3.95)            5.30
                                                           -------         -------     -------          -------
LESS DISTRIBUTIONS:
  From net realized gain ...............................        --              --       (1.78)              --
                                                           -------         -------     -------          -------
Total distributions ....................................        --              --       (1.78)              --
                                                           -------         -------     -------          -------
Net asset value, end of period .........................   $ 18.05         $ 12.36     $  9.57          $ 15.30
                                                           =======         =======     =======          =======
Total return ...........................................     46.04%**        29.15%     (27.63%)          53.05%**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...................   $ 188.6         $ 120.8     $  80.4          $  91.3
Ratio of expenses to average net assets:
    Before fees waived and expenses absorbed ...........      1.12%++         1.15%       1.16%            1.63%++
    After fees waived and expenses absorbed ............      1.12%++         1.15%       1.16%            1.56%++
Ratio of net investment loss to average net assets:
    Before fees waived and expenses absorbed ...........     (0.85%)++       (0.84%)     (0.86%)          (1.19%)++
    After fees waived and expenses absorbed ............     (0.85%)++       (0.84%)     (0.86%)          (1.12%)++
Portfolio turnover rate ................................    102.35%**       125.19%     119.98%           15.52%**

                             Cornerstone Value Fund

                                                                         Year Ended September 30,   November 1, 1996*
                                                      Six Months Ended   ------------------------       through
                                                       March 31, 2000^      1999        1998       September 30, 1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 11.90         $ 10.84     $ 11.50          $ 10.00
                                                           -------         -------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.18            0.33        0.21             0.15
  Net realized and unrealized gain (loss) on investments     (0.82)           1.49       (0.70)            1.37
                                                           -------         -------     -------          -------
Total from investment operations                             (0.64)           1.82       (0.49)            1.52
                                                           -------         -------     -------          -------
LESS DISTRIBUTIONS:
  From net investment income                                 (0.47)          (0.26)      (0.17)           (0.02)
  From net realized gain                                     (1.28)          (0.50)         --               --
                                                           -------         -------     -------          -------
Total distributions                                          (1.75)          (0.76)      (0.17)           (0.02)
                                                           -------         -------     -------          -------
Net asset value, end of period                             $  9.51         $ 11.90     $ 10.84          $ 11.50
                                                           =======         =======     =======          =======

Total return                                                 (6.38%)**       17.12%      (4.32%)          15.21%**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                       $  22.6         $  26.3     $  21.9          $  13.5**
Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed                    1.72%++         1.38%       1.45%            2.66%++
  After fees waived and expenses absorbed                     1.71%++         1.38%       1.45%            1.85%++
Ratio of net investment income to average net assets:
  Before fees waived and expenses absorbed                    2.20%++         2.58%       2.12%            1.93%++
  After fees waived and expenses absorbed                     2.21%++         2.58%       2.12%            2.73%++
Portfolio turnover rate                                      81.89%**       122.79%      51.56%            2.01%**

*  Commencement of operations.
** Not Annualized.
++ Annalized.
^  Unaudited.

See accompanying Notes to Financial Statements.

16

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the mean between the last bid and asked price. Securities for which quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS: As is common in the industry, security transactions are accounted for on the trade date. The cost of securities sold is determined under the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. DEFERRED ORGANIZATION COSTS: The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 2000, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit each Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. No reimbursed expenses were subject to recapture by the Advisor from the Cornerstone Growth Fund at March 31, 2000. Cumulative reimbursed expenses subject to recapture by the Advisor from Cornerstone Growth and Cornerstone Value Fund totaled $8,879 and $47,519, respectively, at March 31, 2000.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     $100 to $200 million -- 0.10% of average daily net assets
     Over $200 million -- 0.03% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $155,150,754 and $157,384,717, respectively.

     For the six months ended March 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $17,824,883 and $25,517,534, respectively.

NOTE 5 -- SECURITIES LENDING

     At March 31, 2000, for the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $20,957,200 and $2,750,950 to certain brokers, dealers and other financial institutions who pay the Funds negotiated lenders' fees. For collateral, the Funds received $21,407,300 and $2,772,550, respectively, an amount equal to at 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

18

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 6 -- INCOME TAXES

     At March 31, 2000, the basis of securities for federal income tax purposes in the Cornerstone Growth Fund was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation .......................    $31,541,967
     Gross unrealized depreciation .......................     (8,848,083)
                                                              -----------
         Net unrealized appreciation .....................    $22,693,884
                                                              ===========


     At March 31, 2000, the basis of securities for federal income tax purposes in the Cornerstone Value Fund was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation .......................    $   263,857
     Gross unrealized depreciation .......................     (3,636,710)
                                                              -----------
         Net unrealized appreciation .....................    $(3,372,853)
                                                              ===========

     At March 31, 2000, Cornerstone growth Fund had tax basis capital losses of $8,200,000, which may be carried over to offset future capital gains. Such losses expire September 30, 2007.

     At March 31, 2000, Cornerstone Growth Fund has deferred capital losses occurring subsequent to October 31, 1998 of $1,900,000. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 7 -- FUND MERGER

     On March 24, 2000, the shareholders of the O'Shaughnessy Funds approved a plan of reorganization whereby on that date, the O'Shaughnessy Cornerstone Growth Fund acquired all the net assets of the O'Shaughnessy Aggressive Growth Fund and the O'Shaughnessy Cornerstone Value Fund acquired all the net assets of the O'Shaughnessy Dogs of the Market Fund. These acquisitions were accomplished by the tax-free exchange of shares of equal value on the acquisition date, pursuant to a plan of reorganization approved by the O'Shaughnessy Funds' shareholders. The net assets of the O'Shaughnessy Aggressive Growth and O'Shaughnessy Dogs of the Market immediately prior to the acquisition were as follows:

                                                                               Net Unrealized
                                                              Accumulated Net   Appreciation
                                                              Realized Loss    (Depreciation)
                                Net Assets   Paid-in Capital  On Investments   On Investments
                                ----------   ---------------  --------------   --------------
Aggressive Growth Fund ......  $12,990,988     $11,647,589     $        --      $ 1,343,399
Dogs of the Market Fund .....  $ 6,406,260     $ 9,346,070     $(1,433,069)     $(1,506,741)

     The net assets of the following Funds, the accounting survivors of the reorganizations, immediately before the acquisitions were as follows:

     Cornerstone Growth Fund ..................................   $ 171,465,847
     Cornerstone Value Fund ...................................   $  15,916,903

               INVESTMENT ADVISOR

                    O'Shaughnessy Capital Management, Inc.
                    35 Mason Street
                    Greenwich, Connecticut 06830


               ADMINISTRATOR

                    Investment Company Administration, LLC
                    4455 E. Camelback Road, Suite 261 E
                    Phoenix, Arizona 85018


               DISTRIBUTOR

                    First Fund Distributors, Inc.
                    4455 E. Camelback Road, Suite 261 E
                    Phoenix, Arizona 85018


               TRANSFER AGENT

                    Firstar Mutual Fund Services, LLC
                    615 E. Michigan Street
                    Milwaukee, Wisconsin 53202


               LEGAL COUNSEL

                    Swidler Berlin Shereff Friedman, LLP
                    919 Third Avenue
                    New York, New York 10022


This report is intended for shareholders of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                     [LOGO]
                                  O'SHAUGHNESSY
                                   FUNDS, INC.




                                 35 Mason Street
                             Greenwich, Connecticut
                                      06830
                                   877-OSFUNDS
                                 www.osfunds.com